HELD-TO-MATURITY SECURITIES	12 Months Ended
Dec. 31, 2013
HELD-TO-MATURITY SECURITIES
11.	HELD-TO-MATURITY SECURITIES

During the second quarter of 2011, the Group invested RMB100,000,000 in CR Trust with an overall variable total yield ranging from 14% to 19.5% per year (including a fixed yield of 3% per year). The term of the CR Trust was five years with an option for the beneficiaries to redeem after the end of three years from the date of establishment. Such option was not exercisable by the beneficiaries when the trust previously distributed principal amounts of more than 60% of the total initial trust fund at establishment. The investment was guaranteed by China Yin Tai Holding Co., Ltd. Management accounted for this investment as a held-to-maturity security in accordance with ASC 320-10 at amortized cost. The estimated fair value of the investment as of December 31, 2012 approximated its carrying value as there were no impairment indicators present, events or changes in circumstances having occurred or expected to occur that would have an adverse effect on the underlying value of the investment.

In May 2012 and May 2013, the Group received RMB10,000,000 and RMB10,000,000 (US$1,651,882) repayment of capital, respectively. In consideration of the slower than expected sales performance of the underlying real-estate projects, the CR Trust officially announced for an early termination on June 27, 2013. The distribution to the beneficiaries was the initial principal amount plus an average return of 14% per annum for 2011, 2012 and 2013. On July 2, 2013, the Group received RMB80,000,000 (US$13,215,059) in return on fund capital and interest income of RMB22,525,753 (US$3,720,989) was recognized.

In February 2012, the Group invested in a RMB100,000,000 two-year time deposit with the Bank of Communications, Zhuhai Branch, with a fixed annual interest rate of 4.4%. The investment was reclassified to short-term investments as of December 31, 2013.

In August 2013, the Group invested in a RMB10,000,000 (US$1,651,882) two-year time deposit in Bank of Ningbo with a fixed annual interest rate of 3.75%.

The Group recorded interest income on the held-to-maturity securities in the amounts of RMB1,972,603, RMB6,593,015 and RMB23,581,661 (US$3,895,413) for the years ended December 31, 2011, 2012 and 2013, respectively.